Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

6. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Accrued for offering cost	2,701,406	-
Accrued payroll and welfare	680,682	709,849
Loans from third parties	647,463	936,285
Other tax payable	389,319	245,193
Others	420,761	166,606
Total accrued expenses and other current liabilities	4,839,631	2,057,933

(1)	Borrowings from third parties are to supplement working capital for project bidding and these borrowings are usually settled in a short time.
(2)	Others is mainly composed of personal social security costs payable.

6.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2023	2024
	RMB	RMB
Deferred offering costs in accrued expenses and other current liabilities	-	2,701,406
Accrued payroll and welfare	515,240	680,682
Borrowing from third parties (1)	633,157	647,463
Other tax payable	561,604	389,319
Others (2)	188,025	420,761
Total accrued expenses and other current liabilities	1,898,026	4,839,631
(1)	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.

(2)	Others were mainly composed of personal social security costs payable.